Debt - Additional Information (Details) - USD ($)			9 Months Ended		12 Months Ended
	Jun. 30, 2020	Feb. 26, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 18, 2021
Debt
Unamortized debt issuance costs			$ 229,725
TOI Parent Inc.
Debt
Repayments in quarterly installments			187,500	$ 93,750
Amount borrowed					$ 7,500,000
Aggregate principal amount		$ 10,000,000
Available borrowing capacity			0		2,500,000
Unamortized debt issuance costs			229,725		282,512	$ 0
Amortization of the debt issuance costs			52,787	41,950	59,988	$ 0
TOI Parent Inc. | Variable Rate Revolving Credit Facility Term Loan, interest at LIBOR plus applicable margin, due February 26, 2025
Debt
Repayments in quarterly installments	$ 93,750	187,500
Amount borrowed			5,125,000
Amount drawn			2,500,000
Aggregate principal amount		$ 10,000,000					$ 9,000,000
Outstanding principal balance paid			2,000,000
Unamortized debt issuance costs			229,725		$ 282,512
Amortization of the debt issuance costs			$ 52,787	$ 41,950